1. The Company and Significant Accounting Policies: Cash and Cash Equivalents (Policies)	3 Months Ended
Mar. 31, 2016
Policies
Cash and Cash Equivalents

Cash and Cash Equivalents

For financial statement presentation purposes, the Company considers those short-term, highly liquid investments with original maturities of three months or less to be cash or cash equivalents. There were no cash equivalents as of March 31, 2016 and December 31, 2015.